Loans Receivable and Allowance for Loan Losses (Summary of Allowances on Loans Receivable, by Class) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				$ 23,110				$ 25,282	$ 23,110	$ 25,282	$ 21,620
Provision charged to operating expenses	2,650	2,100	1,100	900	1,575	1,200	1,800	2,300	6,750	6,875	10,100
Recoveries of loans previously charged-off									2,810	1,701	919
Loans charged-off									(7,672)	(10,748)	(7,357)
Allowance for loan losses, ending	24,998				23,110				24,998	23,110	25,282
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				8,178				9,959	8,178	9,959	8,400
Provision charged to operating expenses									3,822	524	3,634
Recoveries of loans previously charged-off									1,468	1,122	227
Loans charged-off									(1,754)	(3,427)	(2,302)
Allowance for loan losses, ending	11,714				8,178				11,714	8,178	9,959
Commercial tax-exempt [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				72				83	72	83	79
Provision charged to operating expenses									(17)	(11)	4
Recoveries of loans previously charged-off									0	0	0
Loans charged-off									0	0	0
Allowance for loan losses, ending	55				72				55	72	83
Owner occupied real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				2,180				2,129	2,180	2,129	729
Provision charged to operating expenses									201	343	2,165
Recoveries of loans previously charged-off									325	3	7
Loans charged-off									(775)	(295)	(772)
Allowance for loan losses, ending	1,931				2,180				1,931	2,180	2,129
Commercial construction and land development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				5,559				7,222	5,559	7,222	7,840
Provision charged to operating expenses									(570)	691	243
Recoveries of loans previously charged-off									546	490	517
Loans charged-off									(1,293)	(2,844)	(1,378)
Allowance for loan losses, ending	4,242				5,559				4,242	5,559	7,222
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				4,161				3,983	4,161	3,983	3,241
Provision charged to operating expenses									1,448	2,951	2,498
Recoveries of loans previously charged-off									203	0	97
Loans charged-off									(1,105)	(2,773)	(1,853)
Allowance for loan losses, ending	4,707				4,161				4,707	4,161	3,983
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				960				324	960	324	435
Provision charged to operating expenses									1,282	958	193
Recoveries of loans previously charged-off									20	10	4
Loans charged-off									(1,466)	(332)	(308)
Allowance for loan losses, ending	796				960				796	960	324
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				1,303				793	1,303	793	831
Provision charged to operating expenses									659	1,511	639
Recoveries of loans previously charged-off									248	76	67
Loans charged-off									(1,279)	(1,077)	(744)
Allowance for loan losses, ending	931				1,303				931	1,303	793
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				697				789	697	789	65
Provision charged to operating expenses									(75)	(92)	724
Recoveries of loans previously charged-off									0	0	0
Loans charged-off									0	0	0
Allowance for loan losses, ending	$ 622				$ 697				$ 622	$ 697	$ 789